Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2021

Shares		Security Description	Fair Value
		COMMON STOCKS 99.6%
		COMMUNICATION SERVICES 2.3%
553,623		Marcus Corp/The (a)	$9,660,721

		CONSUMER DISCRETIONARY 6.3%
149,680		Gentherm Inc (a)	12,113,602
34,600		Polaris Inc	4,140,236
104,545		Sleep Number Corp (a)	9,772,867
			26,026,705
		CONSUMER STAPLES 4.1%
64,800		Casey’s General Stores Inc	12,211,560
71,600		MGP Ingredients Inc	4,661,160
			16,872,720
		FINANCIALS 16.8%
309,261		Associated Banc-Corp	6,624,371
116,700		Cullen/Frost Bankers Inc	13,842,954
264,500		Glacier Bancorp Inc	14,640,075
249,800		Great Western Bancorp Inc	8,178,452
145,778		QCR Holdings Inc	7,498,820
231,500		Wintrust Financial Corp	18,605,655
			69,390,327
		HEALTH CARE 15.5%
25,900		Bio-Techne Corp	12,550,363
161,715		Cardiovascular Systems Inc (a)	5,309,103
117,600		Catalent Inc (a)	15,649,032
68,600		Inspire Medical Systems Inc (a)	15,975,568
384,642		IntriCon Corp (a)	6,985,099
134,600		Patterson Cos Inc	4,056,844
59,127		SurModics Inc (a)	3,287,461
			63,813,470
		INDUSTRIALS 22.0%
375,878		AAR Corp (a)	12,189,724
109,400		AZEK Co Inc/The (a)	3,996,382
120,404		Donaldson Co Inc	6,912,394
307,010		Enerpac Tool Group Corp	6,364,317
13,872		Generac Holdings Inc (a)	5,669,070
61,000		Graco Inc	4,268,170
106,000		Hub Group Inc, Class A (a)	7,287,500
146,200		Hyliion Holdings Corp (a)	1,228,080
69,000		Microvast Holdings Inc (a)	567,180
352,700		nVent Electric PLC (d)	11,402,791
140,500		Oshkosh Corp	14,382,985
43,200		Proto Labs Inc (a)	2,877,120
183,051		Tennant Co	13,536,621
			90,682,334
		INFORMATION TECHNOLOGY 21.2%
95,100		Cambium Networks Corp (a)(b)	3,441,669
110,400		CMC Materials Inc	13,604,592
77,678		CyberOptics Corp (a)	2,763,783
403,029		Digi International Inc (a)	8,471,670
96,400		Envestnet Inc (a)	7,735,136
324,650		Jamf Holding Corp (a)	12,505,518
59,900		Littelfuse Inc	16,368,873
93,200		Plexus Corp (a)	8,333,012
136,790		SkyWater Technology Inc (a)	3,720,688
76,780		Workiva Inc (a)	10,822,909
			87,767,850
		MATERIALS 3.1%
199,700		HB Fuller Co	12,892,632

		REAL ESTATE 4.4%
63,228		CoreSite Realty Corp	8,759,607
528,900		Physicians Realty Trust	9,319,218
			18,078,825
		UTILITIES 3.9%
135,200		Black Hills Corp	8,485,152
135,200		NorthWestern Corp	7,746,960
			16,232,112

		TOTAL COMMON STOCKS	$411,417,696
		(cost $273,203,096)

		SHORT-TERM INVESTMENTS 0.4%
1,762,856		First American Government Obligations Fund, Class X, 0.026% (c)	$1,762,856
		(cost $1,762,856)

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2021

Shares		Security Description	Fair Value
		TOTAL INVESTMENTS 100.0%	$413,180,552
		(cost $274,965,952)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	145,553

		TOTAL NET ASSETS 100.0%	$413,326,105

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2021, these securities represented $3,441,669 or 0.8% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2021

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgements and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2021:

Small Cap Fund
Level 1*	$413,180,552
Level 2	-
Level 3	-
Total	$413,180,552

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Small Cap Fund
Cost of investments	$252,759,054
Gross unrealized appreciation	$124,447,760
Gross unrealized depreciation	(15,514,579)
Net unrealized appreciation	$108,933,181
Undistributed ordinary income	$24,872
Undistributed long-term capital gains	1,995,394
Total distributable earnings	$2,020,266
Other accumulated earnings	-
Total accumulated earnings	$110,953,447